Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 12:- EQUITY

a.	Share capital:

As of December 31, 2023, the Company’s share capital was composed of 7,999,216 ordinary shares issued and 7,878,501 ordinary shares outstanding.

b.	IPO:

On February 4, 2022, in connection with the closing of the IPO, the Company issued and sold (i) 3,690,477 units (“Units”), each consisting of one Ordinary share and one Warrant to purchase one Ordinary share, and (ii) 10,000 pre-funded units (“Pre-Funded Units”), each consisting of one pre-funded warrant to purchase one Ordinary share and one Warrant. The Units were sold at an IPO price of $4.20 per Unit and the Pre-Funded Units were sold at an IPO price of $4.199 per Pre-Funded Unit.

The Warrants have an exercise price of $5.25 per Ordinary share and may be exercised until February 4, 2027, and the Pre-Funded Warrants have an exercise price of $0.001 per Ordinary share. In addition, the Company also issued and sold 65,247 Ordinary Shares at a price of $4.199, 478,324 Pre-Funded Warrants at a price of $4.198 per Pre-Funded Warrant and 543,571 Warrants at a price of $0.001 per Warrant pursuant to the partial exercise of the over-allotment option and issued 488,324 Ordinary Shares pursuant to the exercise of the 488,324 Pre-Funded Warrants issued in the IPO at an exercise price of $0.001 per Ordinary share. The Company also issued warrants to purchase up to 185,023 Ordinary Shares to the representative of the underwriters in the IPO, or the Representative’s Warrants. The Representative’s Warrants have an exercise price equal to $5.25, were exercisable beginning on August 3, 2022, and will expire on February 4, 2027. In connection with the IPO, the Company received gross proceeds of approximately $17,824,992 before deducting underwriting discounts and commissions and before offering expenses ($15,101,509 net proceeds after deducting approximately $1,336,875 of underwriting discounts and commissions and approximately $1,386,608 of other offering costs). The Ordinary Shares and warrants were approved for listing on the Nasdaq and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022.

Certain actions were completed in connection with the closing of the IPO, including:

1.	The 489,812 Preferred shares issued and outstanding were automatically converted into 489,812 Ordinary Shares.

2.	The Company issued 185,023 warrants to the underwriters for the IPO to purchase up to 185,023 Ordinary Shares at an exercise price of $5.25. The warrants expire five years from the day of issuance and were exercisable beginning August 3, 2022. The fair value of the warrants issued to the underwriters of $199,825 was recorded as an issuance cost.

3.	The Company issued to two of its advisors (the “Advisors”) warrants to purchase up to 180,409 Ordinary Shares, exercisable until April 21, 2026, at an exercise price of $0.0004 per Ordinary share and warrants to purchase up to 400,472 Ordinary Shares at an exercise price of $4.20 per Ordinary share. As part of the Repricing, as defined in Note 14, 200,236 warrants were included in the Repricing, refer to Note 14. The warrants are exercisable for a period of five years from the date of issuance (February 4, 2027). The fair value of the warrants of $695,685 was recorded as an issuance cost. In connection with the agreement between the parties, the Company recognized during 2021 a provision of $75,000 which was classified into shareholders’ equity upon the IPO. During August 2022, 180,409 warrants were exercised by the Advisors to 180,356 shares (cashless method).

4.	The Company issued to its legal advisor for the IPO warrants to purchase up to 145,506 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary share. The fair value of the warrants of $183,338 was recorded as an issuance cost.

c.	Treasury shares:

On June 1, 2022, the Company announced that its board of directors has authorized a share repurchase plan (the “Repurchase Plan”) allowing the Company to invest up to $1,000,000 to repurchase its Ordinary Shares.

The Repurchase Plan authorized the Company’s management to repurchase Ordinary Shares, from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. Such repurchases will be made in accordance with applicable U.S. securities laws and regulations, under the U.S. Securities Exchange Act of 1934, as amended, and applicable Israeli law, and was subject to the approval of the Israeli court, which was received on September 30, 2022.

On March 31, 2023, the Company repurchased 120,715 of its Ordinary Shares in the aggregate amount of $119,536, representing approximately 1.5% of the issued and outstanding Ordinary Shares, at an average price of $0.987 per Ordinary Share and completed the Repurchase Plan.

d.	Private placement:

On March 24, 2021, the Company entered into a share purchase agreement, which was amended and restated on April 27, 2021 and August 4, 2021, as amended and restated (as amended and restated, the “March 2021 SPA”), pursuant to which the Company issued, in a private placement offering (the “March 2021 Private Placement”), an aggregate of 489,812 Preferred Shares to certain investors (the “March 2021 Investors”) for aggregate gross proceeds of $1,500,000. The Preferred Shares have rights identical to those attached to the Ordinary Shares, except that the Preferred shares have customary anti-dilution protection for a period of 18 months from March 24, 2021 in the event of certain issuances of Ordinary Shares, and are automatically convertible into Ordinary Shares in case that an initial public offering is consummated. Following the closing of the IPO, all Preferred Shares were automatically be converted into 489,812 Ordinary Shares.

Each of the March 2021 Investors also received one warrant to purchase one Ordinary share for each Preferred share issued to such investor. Such warrants were exercisable pursuant to the following terms: (i) if an initial public offering of the Ordinary Shares is consummated by the Company during a period of 15 months from the issuance date of the warrant, the warrants will be exercisable until March 24, 2026, at an exercise price of $6.1248 per Ordinary share; or (ii) if no initial public offering of the Ordinary Shares is consummated by the Company during such 15 month period, the warrants will be exercisable until September 24, 2023, at an exercise price of $7.9888 per Ordinary share. Prior to the IPO, the warrants issued in the March 2021 Private Placement were classified as liabilities and upon the closing of the IPO, those warrants were classified into shareholders’ equity, see also Note 12b.

The Preferred Shares issued in the March 2021 Private Placement were qualified to be recognized within permeant equity. Therefore, the consideration in the amount of $274,294 was allocated to the warrants (see Note 12b), and the rest of the consideration was allocated to the Preferred Shares within equity.

Issuance costs were allocated to profit or loss and equity based on the proportion of the allocated consideration described above.

As part of the Placement Agent’s compensation under the Placement Agent Agreement with respect to the March 21 SPA the Company paid to the Placement Agent a fee equal to 5.0% of the gross proceeds received in the March 2021 Private Placement and issued to the Placement Agent warrants to purchase 24,491 Ordinary Shares, at an exercise price equal to the Private Placement price per Ordinary share ($3.06) in the contemplated IPO, which warrants are exercisable until the earlier of the date of consummation of such IPO or March 24, 2026.

The consideration paid to the Placement Agent in the total amount of $75,000 in cash and the value of the warrants issued in the total amount of $28,194 represent issuance costs and were allocated to profit or loss and equity based on the proportion of the allocated consideration described above.

On December 10, 2021, the Company and the Placement Agent entered into a Warrant Cancellation Agreement pursuant to which the Company agreed to cancel the warrants issued to the Placement Agent effective as of such date, and as a result, such warrants are no longer outstanding as of December 31, 2022. No portion of the warrant had been exercised prior to such cancellation.

e.	On August 25, 2021, the Company’s general meeting of shareholders approved a reverse share split of the Ordinary Shares and the Preferred Shares, at a ratio of 4:1 (four-to-one), so that holders of Ordinary Shares and Preferred Shares will receive one Ordinary share and one Preferred share, respectively, for every four Ordinary Shares and Preferred Shares held as of such date rounded to the nearest number (with 0.5 share rounded up), and to adopt an amendment to the Company’s Articles of Association to effectuate such reverse stock split.